RELATED PARTIES - Compensation of Group Executive Committee (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of transactions between related parties
Long-term employee benefits	$ 0		$ 0		$ 1,000,000
Share-based payments	9,000,000		9,000,000		0
Termination benefits			3,103,204
Total compensation to the Board of Directors and senior management	30,000,000		55,000,000		$ 40,000,000
Accrued payroll taxes	0		(3,000,000)			€ 0	€ (3,000,000)
Kaan Terzioglu
Disclosure of transactions between related parties
Base salary	1,390,582	€ 1,323,000	1,564,015	€ 1,323,000
Annual incentive	1,088,807	1,035,891	2,003,894	1,695,094
Other	215,840	205,350	242,759	205,350
Long-term employee benefits			196,853	166,518
Share-based payments	3,566,105	3,392,793	2,551,245	2,158,098
Total compensation to the Board of Directors and senior management	6,261,334	5,957,034	6,558,766	5,548,060
Serkan Okandan
Disclosure of transactions between related parties
Base salary	1,362,203	1,296,000	1,532,096	1,296,000
Annual incentive	749,212	712,800	1,409,528	1,192,320
Other	1,898,615	1,806,342	1,508,718	1,276,225
Share-based payments	1,031,627	981,490	1,260,991	1,066,672
Total compensation to the Board of Directors and senior management	5,041,657	4,796,632	5,711,333	4,831,217
Victor Biryukov
Disclosure of transactions between related parties
Base salary	678,869	645,865
Annual incentive	361,112	343,556
Other	856,404	814,770
Share-based payments	111,111	105,710
Total compensation to the Board of Directors and senior management	2,007,496	1,909,901	0	0
Omiyinka Doris
Disclosure of transactions between related parties
Base salary	81,546	77,583
Annual incentive	55,333	52,644
Other	12,140	11,550
Share-based payments	0	0
Total compensation to the Board of Directors and senior management	149,019	141,777	0	0
Joop Brakenhoff
Disclosure of transactions between related parties
Base salary	567,585	540,000	638,373	540,000
Annual incentive	312,172	297,000	587,303	496,800
Other	570,067	542,362	114,198	96,600
Share-based payments	687,936	654,502	552,631	467,471
Total compensation to the Board of Directors and senior management	2,137,760	2,033,864	1,892,505	1,600,871
Michael Schulz
Disclosure of transactions between related parties
Base salary	593,862	565,000	281,051	237,741
Annual incentive	326,624	310,750	233,014	197,107
Other	525,757	500,205	32,938	27,862
Share-based payments	507,429	482,768	554,589	469,127
Total compensation to the Board of Directors and senior management	1,953,672	1,858,723	1,101,592	931,837
Dmitry Shvets
Disclosure of transactions between related parties
Base salary	680,135	647,070	433,078	365,854
Annual incentive	368,500	350,585	440,768	372,351
Other	728,656	693,232	13,342	11,271
Share-based payments	459,310	436,981	582,119	491,760
Total compensation to the Board of Directors and senior management	2,236,601	2,127,868	1,469,307	1,241,236
Matthieu Galvani
Disclosure of transactions between related parties
Base salary	157,662	150,000
Annual incentive	87,427	83,178
Other | €		0
Share-based payments	38,296	36,434
Total compensation to the Board of Directors and senior management	283,385	269,612	0	0
Alex Bolis
Disclosure of transactions between related parties
Base salary	197,078	187,500	322,081	272,448
Annual incentive	215,004	204,555	283,431	239,754
Other	384,873	366,168	91,027	77,000
Share-based payments	197,292	187,704	390,975	330,726
Total compensation to the Board of Directors and senior management	994,247	945,927	1,087,514	919,928
Sergio Herrero
Disclosure of transactions between related parties
Base salary			742,676	628,199
Annual incentive			736,572	623,036
Other			6,516,660	5,512,172
Long-term employee benefits, reversal			(171,144)	144,764
Share-based payments			(71,763)	(60,701)
Termination benefits			3,471,927	2,936,759
Total compensation to the Board of Directors and senior management	0	0	11,224,928	9,494,701
Ursula Burns
Disclosure of transactions between related parties
Share-based payments			(122,891)	(103,954)
Total compensation to the Board of Directors and senior management	0	0	(122,891)	(103,954)
Murat Kirkgoz
Disclosure of transactions between related parties
Share-based payments			(31,230)	(26,417)
Total compensation to the Board of Directors and senior management	0	0	(31,230)	(26,417)
Alex Bolis
Disclosure of transactions between related parties
Base salary			169,169	143,100
Annual incentive			151,835	128,437
Other			170,158	143,936
Termination benefits			685,276	579,675
Total compensation to the Board of Directors and senior management	0	0	1,176,438	995,148
Scott Dresser
Disclosure of transactions between related parties
Base salary			1,536,825	1,300,000
Annual incentive			1,536,825	1,300,000
Other			1,198,557	1,013,859
Share-based payments			327,923	277,390
Termination benefits | €				2,625,000
Total compensation to the Board of Directors and senior management	$ 0	€ 0	$ 7,703,333	€ 6,516,249